Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 346,480	$ 371,013
Restricted cash		5,709	29,764
Accounts receivable, net of allowances		228,448	198,273
Related party receivable		8,653	5,253
Other assets and prepaid expenses		68,471	29,405
Total current assets		657,761	633,708
Non-current assets
Other assets		12,751	4,658
Restricted cash			10,000
Property and equipment, net		19,716	16,171
Intangible assets, net		37,512	35,424
Goodwill		36,207	38,733
Total non-current assets		106,186	104,986
TOTAL ASSETS		763,947	738,694
Current liabilities
Accounts payable and accrued expenses		42,353	45,609
Travel suppliers payable		185,450	174,817
Related party payable		83,904	84,364
Loans and other financial liabilities		31,162	8,220
Deferred Revenue		8,229	30,113
Other liabilities		33,270	39,751
Contingent liabilities		4,794	4,732
Total current liabilities		389,162	387,606
Non-current liabilities
Other liabilities		243	1,015
Contingent liabilities		1,968	7,115
Related party liability		125,000	125,000
Total non-current liabilities		127,211	133,130
TOTAL LIABILITIES		516,373	520,736
SHAREHOLDERS' EQUITY
Common stock	[1]	255,254	253,535
Additional paid-in capital		321,627	316,444
Other reserves		(728)	(728)
Accumulated other comprehensive income		3,051	16,323
Accumulated losses		(305,600)	(367,616)
Treasury Stock		(26,030)
Total Shareholders' Equity		247,574	217,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 763,947	$ 738,694

[1]	Represents 69,235 shares issued and outstanding at December 31, 2018 and 69,097 shares issued and outstanding at December 31, 2017.